Business Combination and Acquisitions (Tables)	12 Months Ended
Feb. 28, 2021
Business Acquisition [Line Items]
Summary of Estimated Fair Value of Business Combination
The following summarizes the estimated fair value of the Business Combination:

($ in thousands)	Fair Value
Equity consideration paid to existing E2open Holdings ownership, net (1)	$461,549
Cash consideration to E2open Holdings, net of $15.1 million post business combination expense	585,971
Cash repayment of debt	978,521
Contingent consideration	158,598
Tax receivable agreement payable (2)	49,892
Cash paid for seller transaction costs	38,135
Estimated fair value of the Business Combination	$2,272,666

(1)	Equity consideration paid to E2open Holdings equity holders consisted of the following:

(In thousands, except per share data)	Consideration
Common shares subject to sales restriction	43,300
Fair value per share	$10.98
Equity consideration paid to existing E2open Holdings ownership	$475,434
Less: Acceleration of Class A and Class B units post business combination expense	(13,885)
Equity consideration paid to existing E2open Holdings ownership, net	$461,549

(2)
Payable for 85% of the tax savings realized during the exchange of E2open Holdings’ common units for shares of common stock, cash or other tax benefits under the Tax Receivable Agreement, as defined below. See Note 11,
Tax Receivable Agreement
for additional information.

Schedule of Allocation of Purchase Price
The Company recorded the preliminary allocation of the purchase price to the Predecessor’s tangible and intangible assets acquired and liabilities assumed based on their fair values as of February 4, 2021. The preliminary purchase price allocation is as follows:

($ in thousands)	Fair Value
Cash and cash equivalents	$180,115
Account receivable, net	124,168
Other current assets	23,623
Property and equipment, net	37,924
Intangible assets	830,000
Goodwill (1)	2,628,964
Non-current assets	4,930

Current liabilities (2)	(159,463)
Notes payable and capital lease obligations	(511,762)
Warrant liability	(91,959)
Noncurrent liabilities (2)	(402,986)
Noncontrolling interest (3)	(390,888)
Total assets acquired and liabilities assumed	$2,272,666

(1)	Goodwill that arose from the step-up in tax basis from the Business Combination is tax deductible for the Company; the majority of E2open Holdings’ goodwill is not deductible for tax purposes.
(2)
The deferred revenue reflects a $60.7 million reduction in deferred revenues related to the estimated fair values of the acquired deferred revenue. The adjustment is based on the fair value estimates for deferred revenue, adjusted for costs to fulfill the liabilities assumed, plus a normal profit margin
.

(3)	Noncontrolling interest represents the 16.0% ownership in E2open Holdings not owned by the Company as of the Closing Date. The fair value of the noncontrolling interest follows:

(In thousands, except per share data)	Fair Value
Common shares subject to sale restriction	35,600
Fair value per share	$10.98
Noncontrolling interest	$390,888

Summary of Fair Value of Intangible Assets
The fair value of the intangible assets is as follows:

($ thousand)	Weighted Average Useful Lives	Fair Value
Indefinite-lived
Trademark / trade name (1)	Indefinite	$110,000
Definite-lived
Customer relationships (2)	20	300,000
Technology (3)	8.5	370,000
Content library (4)	10	50,000
Total definite-lived		720,000
Total intangible assets		$830,000

(1)	The trademark and trade name represent the tradenames that E2open Holdings originated or acquired which were valued using the relief-from-royalty method.
(2)	The customer relationships represent the existing customer relationships of E2open Holdings that was estimated by applying the with-and-without methodology, a form of the income approach.
(3)
The developed technology represents technology acquired and developed by E2open Holdings for the purpose of generating income for E2open Holdings, which was valued using the multi-period excess earnings method, a form of the income approach considering technology migration.

(4)	The content library represents the content contributed by network participants to the E2open Holdings business network, which was valued using the replacement cost method.

Summary of Unaudited Pro Forma Information
The following unaudited pro forma combined financial information presents the results of operations as if the Business Combination with CCNB1 on February 4, 2021 and the acquisition of Amber Road, Inc. had occurred as of March 1, 2019. The unaudited pro forma results may not necessarily reflect actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma results reflect the step-up
amortization adjustments for the fair value of intangible assets acquired, a reduction in revenues related to the estimated fair value of the acquired deferred revenue, the elimination of historical interest expense incurred by E2open Holdings on its debt and the incurrence of interest expense related to the issuance of debt in connection with the Business Combination, transaction expenses, nonrecurring post-combination
compensation expense and the related adjustment to the income tax provision.

	Fiscal Year Ended
($ in thousands)	February 28, 2021	February 29, 2020
Total revenue	$328,378	$289,467
Net loss	(55,053)	(161,758)
Less: Net loss attributable to noncontrolling interest	(8,324)	(30,704)
Net loss attributable to E2open Parent Holdings, Inc.	$(46,729)	$(131,054)

Amber Road Inc.
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The table below presents the allocation of the purchase price to the net assets acquired based on their estimated fair values, as well as the associated estimated useful lives of the acquired intangible assets.

($ in thousands)	Amounts	Useful Lives
Net assets:
Content library	$57,000	10 y ears
Customer relationships	103,100	12 years
Technology	41,000	7 years
Total identified intangible assets	201,100
Cash and cash equivalents	6,524
Accounts receivable	19,191
Prepaid expenses and other current assets	2,145
Fixed assets	3,160
Other non-current assets	1,261
Total tangible assets	32,281
Goodwill	263,317
Total assets	496,698
Accounts payable	2,100
Accrued expenses and other liabilities	6,901
Deferred revenue	29,872
Other long-term liabilities	29,181
Total liabilities assumed	68,054
Net assets acquired	$428,644